Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments	Capital commitments amount to US$6.6bn at December 31, 2014 and are as follows:

2014
2015	1,560,100
2016	357,233
2017	217,443
2018	572,636
2019	1,244,606
Thereafter	2,640,987

Total	6,593,005

Schedule of Commitments for Minimum Rentals under Non-Cancellable Lease Terms	Commitments for minimum rentals under the non-cancellable lease terms at December 31, 2014 are as follows:

2014
2015	703
2016	703
2017	892
2018	892
2019	892
Thereafter	15,158

Total	19,240